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                                February 15, 2008

VIA EDGAR
Securities and Exchange Commission
100 F St., N.E.
Washington, DC 20459

Re: Metropolitan Series Fund (File Nos. 2-80751 and 811-3618)

Ladies and Gentlemen:

     On behalf of Metropolitan Series Fund (the "Fund"), enclosed herewith for filing with the Commission is an information statement regarding a portfolio (the "Portfolio") of the Fund, the MFS Value Portfolio (formerly the Harris Oakmark Large Cap Value Portfolio). This information statement describes the change in subadviser to the Portfolio effective January 7, 2008 and made pursuant to a manager-of-managers exemptive order.

     Please contact me with me with any questions or comments you may have at
(617) 578-4202.

                                        Respectfully submitted,


                                        /s/ Sandra I. Madden
                                        ----------------------------------------
                                        Sandra I. Madden